CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues (Note 2m)
Telecom services	$ 5,467	$ 5,985	$ 6,018
Telecom product sales	1,306	1,566	1,677
Video advertising	1,853	6,501	7,017
Total revenues	8,626	14,052	14,712
Cost of revenues
Telecom services	1,646	2,248	2,546
Telecom product sales	412	460	522
Video advertising	1,453	4,205	5,346
Total cost of revenues	3,511	6,913	8,414
Gross profit	5,115	7,139	6,298
Operating expenses
Research and development	2,145	2,763	1,805
Selling and marketing	1,829	2,343	2,225
General and administrative	3,009	3,472	3,459
Goodwill and technology impairments, net of change in contingent earn-out consideration		4,245	3,514
Total operating expenses	6,983	12,823	11,003
Operating loss	(1,868)	(5,684)	(4,705)
Financial income (expense), net	144	(17)	(17)
Loss before taxes on income	(1,724)	(5,701)	(4,722)
Taxes on income (tax benefit), net (Note 9)	(9)	(507)	194
Net loss from continuing operations	(1,715)	(5,194)	(4,916)
Income (loss) from discontinued operations	(53)	(27)	177
Net loss	$ (1,768)	$ (5,221)	$ (4,739)
Net loss per share:
Basic and diluted net loss per Ordinary share from continuing operations	$ (0.57)	$ (1.84)	$ (2.05)
Basic and diluted net earnings per Ordinary share from discontinued operations	(0.02)	(0.01)	0.07
Basic and diluted net loss per share	$ (0.59)	$ (1.85)	$ (1.98)
Weighted average number of Ordinary shares used in computing basic and diluted net loss per share	2,991,547	2,817,427	2,391,664